OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

13.                               OTHER NON-CURRENT ASSETS

	As of December 31,
	2012	2013

Prepayment for purchase of office buildings	$16,148	$—
Employee housing loan	4,903	3,797
Rental deposit	1,169	1,896
Restricted cash, non-current	313	322
Long-term deferred expense	101	49
Suppliers deposit	—	720
Total	$22,634	$6,784

In June 2012, the Company prepaid $16,148 for office building in Shanghai.  The ownership of the building was transferred to the Company in March 2013.

Since late 2011, the Company started to provide interest-bearing long-term loans to its employees to finance their purchase of residence only.  In 2012, a total of $5,141 new loans were lent to its employees at an annual interest rate of 7.05% for the loans offered before July 1, 2012 and 6.55% for the loans offered after July 1, 2012. The Company has suspended the employee housing loan program in the first quarter of 2013. The total new loans in 2013 were $586.